Document and Entity Information	Aug. 21, 2019
Cover [Abstract]
Entity Registrant Name	NEWELL BRANDS INC
Amendment Flag	false
Entity Central Index Key	0000814453
Document Type	8-K
Document Period End Date	Aug. 21, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-9608
Entity Tax Identification Number	36-3514169
Entity Address, Address Line One	221 River Street
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	(201)
Local Phone Number	610-6600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value per share
Trading Symbol	NWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false